Remuneration and other benefits paid to the Bank's directors and senior managers (Details) € in Thousands	6 Months Ended
	Jun. 30, 2018 EUR (€) employee item	Jun. 30, 2017 EUR (€) employee item
Remuneration of key personnel
Total direct risk exposure	€ 1,065,962,000
Number of persons | item	201,884	190,818
Bank's Directors
Remuneration of key personnel
Attendance fees	€ 488	€ 575
Annual emoluments	1,785	1,866
Sub-total from supervision and collegiate decisions	2,273	2,441
Fixed salary	3,759	3,855
Contribution to insurance policies	862	579
Other remuneration	691	555
Sub-total from executive functions	5,312	4,989
Contributions to plan	1,341	2,573
Total remuneration	8,926	10,003
Pension rights	75,804	122,591
Former directors of the bank
Remuneration of key personnel
Pension rights	79,465	81,615
Senior management
Remuneration of key personnel
Sub-total from executive functions	16,972	11,329
Contributions to plan	2,739	6,659
Total remuneration	19,711	17,988
Pension rights	€ 62,872	€ 65,262
Number of persons | employee	18	19
Retired senior managers
Remuneration of key personnel
Total remuneration	€ 10	€ 460
Pension rights	173,819	167,876
Loans and credits | Bank's Directors
Remuneration of key personnel
Total direct risk exposure	€ 84	€ 51